Risk management - Sensitivity analysis (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Netherlands
Market Risk [Line Items]
Reportable ECL	€ 270	€ 310
Netherlands | Upside scenario
Market Risk [Line Items]
Un-weighted ECL	€ 193	€ 214
Probability weighting	20.00%	20.00%
Netherlands | Upside scenario | Real GDP
Market Risk [Line Items]
2025	2.60%	1.30%
2026	3.00%	3.30%
2027	2.50%	2.80%
Netherlands | Upside scenario | Unemployment
Market Risk [Line Items]
2025	3.50%	3.70%
2026	3.30%	3.30%
2027	3.30%	3.30%
Netherlands | Upside scenario | HPI
Market Risk [Line Items]
2025	18.90%	10.40%
2026	11.70%	11.20%
2027	2.50%	4.00%
Netherlands | Baseline scenario
Market Risk [Line Items]
Un-weighted ECL	€ 249	€ 282
Probability weighting	60.00%	60.00%
Netherlands | Baseline scenario | Real GDP
Market Risk [Line Items]
2025	1.50%	0.80%
2026	1.40%	1.60%
2027	1.50%	1.50%
Netherlands | Baseline scenario | Unemployment
Market Risk [Line Items]
2025	4.00%	4.10%
2026	4.10%	4.30%
2027	4.30%	4.50%
Netherlands | Baseline scenario | HPI
Market Risk [Line Items]
2025	9.10%	0.90%
2026	3.50%	3.00%
2027	2.40%	3.90%
Netherlands | Downside scenario
Market Risk [Line Items]
Un-weighted ECL	€ 411	€ 487
Probability weighting	20.00%	20.00%
Netherlands | Downside scenario | Real GDP
Market Risk [Line Items]
2025	(0.40%)	(1.70%)
2026	(1.40%)	(1.20%)
2027	(0.20%)	0.10%
Netherlands | Downside scenario | Unemployment
Market Risk [Line Items]
2025	5.70%	5.90%
2026	7.20%	7.20%
2027	8.10%	8.10%
Netherlands | Downside scenario | HPI
Market Risk [Line Items]
2025	(3.70%)	(10.90%)
2026	(7.20%)	(7.40%)
2027	2.20%	3.70%
Germany
Market Risk [Line Items]
Reportable ECL	€ 548	€ 525
Germany | Upside scenario
Market Risk [Line Items]
Un-weighted ECL	€ 510	€ 472
Probability weighting	20.00%	20.00%
Germany | Upside scenario | Real GDP
Market Risk [Line Items]
2025	2.00%	1.40%
2026	2.80%	3.10%
2027	1.60%	1.60%
Germany | Upside scenario | Unemployment
Market Risk [Line Items]
2025	2.90%	2.60%
2026	2.40%	2.00%
2027	2.00%	1.70%
Germany | Upside scenario | HPI
Market Risk [Line Items]
2025	5.40%	0.90%
2026	8.90%	6.60%
2027	9.90%	8.00%
Germany | Baseline scenario
Market Risk [Line Items]
Un-weighted ECL	€ 540	€ 513
Probability weighting	60.00%	60.00%
Germany | Baseline scenario | Real GDP
Market Risk [Line Items]
2025	0.50%	0.50%
2026	1.10%	1.30%
2027	1.20%	1.20%
Germany | Baseline scenario | Unemployment
Market Risk [Line Items]
2025	3.40%	3.00%
2026	3.30%	3.00%
2027	3.20%	3.00%
Germany | Baseline scenario | HPI
Market Risk [Line Items]
2025	2.60%	(1.40%)
2026	5.60%	3.40%
2027	6.30%	4.50%
Germany | Downside scenario
Market Risk [Line Items]
Un-weighted ECL	€ 609	€ 615
Probability weighting	20.00%	20.00%
Germany | Downside scenario | Real GDP
Market Risk [Line Items]
2025	(1.70%)	(2.40%)
2026	(1.70%)	(1.40%)
2027	0.30%	0.30%
Germany | Downside scenario | Unemployment
Market Risk [Line Items]
2025	4.70%	4.50%
2026	5.60%	5.20%
2027	5.90%	5.50%
Germany | Downside scenario | HPI
Market Risk [Line Items]
2025	(1.70%)	(6.00%)
2026	1.30%	(0.80%)
2027	2.20%	0.40%
Belgium
Market Risk [Line Items]
Reportable ECL	€ 579	€ 619
Belgium | Upside scenario
Market Risk [Line Items]
Un-weighted ECL	€ 534	€ 568
Probability weighting	20.00%	20.00%
Belgium | Upside scenario | Real GDP
Market Risk [Line Items]
2025	2.20%	1.50%
2026	2.60%	2.70%
2027	2.10%	2.30%
Belgium | Upside scenario | Unemployment
Market Risk [Line Items]
2025	5.10%	5.30%
2026	5.00%	5.00%
2027	4.90%	4.90%
Belgium | Upside scenario | HPI
Market Risk [Line Items]
2025	4.80%	1.30%
2026	4.50%	5.60%
2027	4.40%	4.50%
Belgium | Baseline scenario
Market Risk [Line Items]
Un-weighted ECL	€ 569	€ 604
Probability weighting	60.00%	60.00%
Belgium | Baseline scenario | Real GDP
Market Risk [Line Items]
2025	1.10%	0.90%
2026	1.50%	1.50%
2027	1.60%	1.80%
Belgium | Baseline scenario | Unemployment
Market Risk [Line Items]
2025	5.70%	5.60%
2026	5.70%	5.50%
2027	5.60%	5.40%
Belgium | Baseline scenario | HPI
Market Risk [Line Items]
2025	3.20%	0.40%
2026	4.10%	5.20%
2027	3.80%	3.90%
Belgium | Downside scenario
Market Risk [Line Items]
Un-weighted ECL	€ 654	€ 713
Probability weighting	20.00%	20.00%
Belgium | Downside scenario | Real GDP
Market Risk [Line Items]
2025	(0.60%)	(1.30%)
2026	(0.20%)	(0.20%)
2027	1.10%	1.20%
Belgium | Downside scenario | Unemployment
Market Risk [Line Items]
2025	7.00%	7.30%
2026	8.00%	8.00%
2027	8.00%	7.90%
Belgium | Downside scenario | HPI
Market Risk [Line Items]
2025	1.20%	(2.20%)
2026	2.90%	3.90%
2027	2.50%	2.60%
USA
Market Risk [Line Items]
Reportable ECL	€ 113	€ 165
USA | Upside scenario
Market Risk [Line Items]
Un-weighted ECL	€ 74	€ 102
Probability weighting	20.00%	20.00%
USA | Upside scenario | Real GDP
Market Risk [Line Items]
2025	3.10%	1.80%
2026	3.50%	3.20%
2027	3.20%	3.40%
USA | Upside scenario | Unemployment
Market Risk [Line Items]
2025	3.40%	4.10%
2026	2.40%	3.30%
2027	2.30%	3.10%
USA | Upside scenario | HPI
Market Risk [Line Items]
2025	4.30%	0.60%
2026	8.40%	8.70%
2027	9.40%	8.70%
USA | Baseline scenario
Market Risk [Line Items]
Un-weighted ECL	€ 101	€ 144
Probability weighting	60.00%	60.00%
USA | Baseline scenario | Real GDP
Market Risk [Line Items]
2025	2.00%	0.90%
2026	2.00%	1.90%
2027	2.00%	2.10%
USA | Baseline scenario | Unemployment
Market Risk [Line Items]
2025	4.20%	4.50%
2026	4.10%	4.50%
2027	4.00%	4.40%
USA | Baseline scenario | HPI
Market Risk [Line Items]
2025	3.30%	(0.70%)
2026	3.70%	3.50%
2027	3.90%	3.30%
USA | Downside scenario
Market Risk [Line Items]
Un-weighted ECL	€ 187	€ 292
Probability weighting	20.00%	20.00%
USA | Downside scenario | Real GDP
Market Risk [Line Items]
2025	(0.10%)	(1.30%)
2026	(1.10%)	(1.40%)
2027	(0.40%)	(0.10%)
USA | Downside scenario | Unemployment
Market Risk [Line Items]
2025	5.90%	6.60%
2026	7.30%	8.20%
2027	8.00%	8.80%
USA | Downside scenario | HPI
Market Risk [Line Items]
2025	(0.70%)	(4.20%)
2026	(3.00%)	(2.70%)
2027	(2.50%)	(3.00%)